UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY




Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/05

Date of reporting period:                            03/31/05
































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(page)

Item 1. Schedule of Investments.





                           NORTHQUEST CAPITAL FUND, INC.


                                                                 March 31, 2005

To the Shareholders of NorthQuest Capital Fund, Inc.:

   Our Fund began the year at a share price of $11.93 and ended the first quar-ter of 2005 at $11.60. The Fund's total return before taxes for this period was down (2.77%). The following table compares the Fund's quarterly performance to other financial indices.

                            1st Quarter Performance

     Indexes vs Fund                                      Year-To-Date (YTD)
     ---------------                                      ------------------
   NorthQuest Capital Fund                                   (2.77 %)
   DJIA                                                      (2.59 %)
   S&P 500                                                   (2.59 %)

   The Fund's net assets totalled $1,817,531 at the end of the quarter with 156,714.34034 shares outstanding. The Fund purchased 1,000 shares of Pfizer Inc. during this period.

This quarterly update includes the Fund's Schedule of Investments and each shareholder's account statement. Please do not hesitate to call or write me any comments or questions that you may have about this quarterly update.


Sincerely,

/s/ Peter J. Lencki
    ---------------
    President




















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(page)
                         NORTHQUEST CAPITAL FUND, INC,
                         -----------------------------
                            Schedule of Investments
                            -----------------------
                                 March 31, 2005
                                 --------------

                                                                     Fair
COMMON STOCKS - 80.39%                  Shares         Cost         Value
----------------------                  ------         ----         -----
Computer hardware & software - 7.06%
------------------------------------
Cisco Systems *                          1,300   $    19,625   $    23,257
EMC Corp. *                              1,600        17,280        19,712
Symantec Corp. *                         4,000        38,022        85,320
                                                    ---------     ---------
                                                      74,927       128,289
                                                    ---------     ---------
Defense Industry - 8.83%
------------------------
General Dynamics Corp.                   1,500       100,926       160,575
                                                    ---------     ---------

Electrical Products/Equipment - 5.95%
-------------------------------------
General Electric                         2,500        81,293        90,150
Technitrol Inc. *                        1,200        28,284        17,904
                                                    ---------     ---------
                                                     109,577       108,054
                                                    ---------     ---------

Financial Services - 7.94%
--------------------------
MBNA Corp.                               2,500        50,539        61,375
Washington Mutual                        2,100        75,050        82,950
                                                    ---------     ---------
                                                     125,589       144,325
                                                    ---------     ---------

Food Industry - 5.32%
---------------------
Hershey Foods                            1,600        55,426        96,736
                                                    ---------     ---------

Industrials - 9.69%
-------------------
Diebold Inc.                             1,300        54,240        71,305
Donaldson Co.                            1,800        35,487        58,104
Sealed Air *                               900        39,558        46,746
                                                    ---------     ---------
                                                     129,285       176,155
                                                    ---------     ---------
Insurance  - 10.99%
-------------------
Allstate Corporation                       500        21,310        27,030
Berkshire Hathaway, Class B*                38        89,457       108,528
ChoicePoint Inc. *                       1,599        70,189        64,136
                                                    ---------     ---------
                                                     180,956       199,694
                                                    ---------     ---------
    The accompanying note is an integral part of this financial statement.
                                      -2-



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Schedule of Investments (Continued)
                      -----------------------------------
                                 March 31, 2005
                                 --------------

                                                                    Fair
                                        Shares         Cost         Value
                                        ------         ----         -----
Medical & Drug Industry - 8.99%
-------------------------------
Pfizer Inc.                              3,500   $   107,589   $    91,945
Stryker Corp.                            1,600        42,091        71,376
                                                    ---------     ---------
                                                     149,680       163,321
                                                    ---------     ---------
Natural Gas Distribution - 2.40%
--------------------------------
New Jersey Resources                     1,000        29,738        43,530
                                                    ---------     ---------

Petroleum & Chemical Industry - 4.46%
-------------------------------------
E.I. du Pont de Nemours & Company        1,000   $    43,680   $    51,240
Exxon Mobil Corporation                    500        18,755        29,800
                                                    ---------     ---------
                                                      62,435        81,040
                                                    ---------     ---------

Publishers - 6.24%
------------------
McGraw-Hill                               1,300       82,717       113,425
                                                    ---------     ---------

Utility (Electric) Industry - 2.52%
-----------------------------------
Exelon Corporation                        1,000       31,875        45,890
                                                    ---------     ---------

TOTAL COMMON STOCKS                              $ 1,133,131   $ 1,461,034
                                                  -----------   -----------
SHORT-TERM INVESTMENTS - 19.61%
-------------------------------
Charles Schwab Money Market Fund                       6,474         6,474
Federated Prime Cash Series                            2,366         2,366
Fleet Bank Money Market Savings                      347,537       347,537
                                                   ----------    ----------
TOTAL SHORT-TERM INVESTMENTS                         356,377       356,377
                                                   ----------    ----------
TOTAL INVESTMENTS                                $ 1,489,508     1,817,411
                                                   ==========    ----------
OTHER ASSETS AND LIABILITIES - .00%                                    120
                                                                -----------
NET ASSETS - 100.00%                                           $ 1,817,531
                                                                 ==========

*Non-income producing during the period.
    The accompanying note is an integral part of this financial statement.

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(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                          Note to Financial Statement
                          ---------------------------
                                 March 31, 2005
                                 --------------



1. INVESTMENT TRANSACTIONS

   For the three month period ended March 31, 2005, purchases and sales of in-vestment securities other than short-term investments aggregated $24,725 and $0 respectively.






Item 2. Controls and Procedures.

   Peter J. Lencki is the president of the Fund. He handles all financial matters of the Fund and has provided the internal control procedures to produce detailed and accurate reports in all financial matters involving Fund operations. Peter J. Lencki reports to the board of directors on a continuous
   basis.   Mr. Lencki is also president and owner of the investment adviser, the Emerald Research Corporation. Walter A. Lencki, the Chief Financial Officer of the Fund and an investor in the investment adviser, oversees the Fund's financial reports. Auditors have reviewed the Internal Control exer-cised by the Fund during this past year and found no material weaknesses.


Item 3. Exhibits.

   B. Certification

                               CERTIFICATIONS

I, Peter J. Lencki, certify that:

1. I have reviewed this report on Form N-Q of NorthQuest Capital Fund, Inc.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the state-ments made, in light of the circumstances under which such statements were made,not misleading with respect to the period covered by this report:

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for estab-lishing and maintaining disclosure controls and procedures (as defined by in Rule 30a-3(c) under the Investment Company Act 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
   a) Designed such disclosure controls and procedures, or caused such disclo-sure controls and procedures to be designed under our supervision, to
                                      -4-



(page)

      ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period which this report is being pre-pared;
   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our super-vision, to provide reasonable assurance regarding the reliability of fin-ancial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusion about the effec-tiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report, based on such evaluation; and
   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial re-porting; and

5. The registrant's other certifying officer and I have disclosed to the regis-trant's auditors and the audit committee of the registrant's board of direc-tors persons (or persons performing the equivalent functions):
   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reason-ably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
   b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date:  04/20/05                              By:  /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President



                               CERTIFICATIONS

I, Walter A. Lencki, certify that:

1. I have reviewed this report on Form N-Q of NorthQuest Capital Fund, Inc.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the state-ments made, in light of the circumstances under which such statements were made,not misleading with respect to the period covered by this report:

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for estab-lishing and maintaining disclosure controls and procedures (as defined by in Rule 30a-3(c) under the Investment Company Act 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
   a) Designed such disclosure controls and procedures, or caused such disclo-sure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its
                                      -5-
      consolidated subsidiaries, is made known to us by others within those entities, particularly during the period which this report is being pre-pared;
   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our super-vision, to provide reasonable assurance regarding the reliability of fin-ancial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusion about the effec-tiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report, based on such evaluation; and
   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial re-porting; and

5. The registrant's other certifying officer and I have disclosed to the regis-trant's auditors and the audit committee of the registrant's board of direc-tors persons (or persons performing the equivalent functions):
   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reason-ably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
   b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date:  04/20/05                              By:  /s/ Walter A. Lencki
                                                         ---------------
                                                         Walter A. Lencki
                                                         Treasurer


                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President
   Date:  04/20/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Walter A. Lencki
                                                         ---------------
                                                         Walter A. Lencki
                                                         Treasurer
   Date:  04/20/05

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